CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Cash flows from operating activities:
Profit (loss) before income taxes	¥ (348)		¥ 666
Depreciation and amortization	349		325
Interest expense	63		0
Share-based payments	619		0
Foreign exchange loss	59		0
Impairment loss of other assets (non-current assets)	2		13
Change in fair value of other financial assets (non-current assets)	13		0
Change in fair value of warrant liability	109		0
(Increase) decrease in cash segregated as deposits	(5,650)		10,436
(Increase) decrease in crypto assets held (current assets)	(18,565)		8,575
Increase in customer accounts receivable	(164)		(69)
Increase in other financial assets (current assets)	(52)		(130)
(Increase) decrease in other current assets	342		(54)
Increase (decrease) in deposits received	6,014		(10,104)
Increase (decrease) in crypto asset borrowings	18,301		(8,529)
Decrease in other financial liabilities	(484)		(170)
Decrease in excise tax payable	(303)		0
Increase in other current liabilities	42		(119)
Other, net	(30)		23
Cash provided by operating activities	317		863
Interest income received	3		0
Interest expenses paid	(59)		(9)
Income taxes paid	(744)		(487)
Net cash provided by (used in) operating activities	(483)		367
Cash flows from investing activities
Purchase of property and equipment	(45)		(159)
Expenditure on internally generated intangible assets	(386)		(253)
Proceeds from refund of guarantee deposits	0		33
Purchase of other financial assets (non-current assets)	(100)		0
Net cash used in investing activities	(531)		(379)
Cash flows from financing activities
Proceeds from short-term loans payable	1,000		600
Repayments of short-term loans payable	(1,000)		(600)
Proceeds from loan from related party	9,388		6,000
Repayments of loan from related party	(7,798)		(6,000)
Repayments of lease obligations	(188)		(197)
Net cash provided by (used in) financing activities	1,402		(197)
Effect of exchange rate change on cash and cash equivalents	(2)		0
Net increase (decrease) in cash and cash equivalents	386		(209)
Cash and cash equivalents at the beginning of period	8,584	[1]	10,837
Cash and cash equivalents at the end of period	¥ 8,970		¥ 10,628

[1]	* The comparative information is restated due to the adjustments made to the provisional amounts of Next Finance's identifiable assets acquired and liabilities assumed. See Note 1 “Reporting Entity"